Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash and cash equivalents
Bank balances	$ 52,459	$ 1,873
Cash and cash equivalents	$ 52,459	$ 1,873	$ 3,033	$ 1,371